ACCRUED WARRANTY COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCRUED WARRANTY COSTS
Beginning balance	$ 40,604,652	$ 58,334,424	$ 47,021,352
Warranty provision	18,569,972	(16,464,540)	12,516,349
Warranty costs incurred	(2,995,595)	(950,626)	(1,185,260)
Ending balance	$ 54,644,261	$ 40,604,652	$ 58,334,424